CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (TAT Technologies Ltd. [Member], USD $) In Thousands, except Share data, unless otherwise specified	TAT Technologies Ltd. [Member] USD ($)	Share Capital [Member] TAT Technologies Ltd. [Member] USD ($)	Additional Paid-in Capital [Member] TAT Technologies Ltd. [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] TAT Technologies Ltd. [Member] USD ($)	Treasury Stock [Member] TAT Technologies Ltd. [Member] USD ($)	Retained Earnings [Member] TAT Technologies Ltd. [Member] USD ($)	Noncontrolling Interest [Member] TAT Technologies Ltd. [Member] USD ($)
Balance at Dec. 31, 2009	$ 97,606	$ 2,790	$ 64,390	$ (944)	$ (2,018)	$ 30,648	$ 2,740
Balance, shares at Dec. 31, 2009	9,073,043	9,073,043
Net loss	(7,263)					(7,386)	123
Other comprehensive income (loss):
Foreign currency translation	708			522			186
Adjustment on marketable securities	11			8			3
Comprehensive loss	(6,544)
Purchase of treasury shares, shares
Share based compensation expenses	49		49
Balance at Dec. 31, 2010	91,111	2,790	64,439	(414)	(2,018)	23,262	3,052
Balance, shares at Dec. 31, 2010	9,073,043	9,073,043
Net loss	(1,083)					(1,030)	(53)
Other comprehensive income (loss):
Foreign currency translation	(819)			(614)			(205)
Adjustment on marketable securities	(11)			(8)			(3)
Comprehensive loss	(1,913)
Purchase of treasury shares, shares
Share based compensation expenses	(37)		(37)
Balance at Dec. 31, 2011	89,161	2,790	64,402	(1,036)	(2,018)	22,232	2,791
Balance, shares at Dec. 31, 2011	9,073,043	9,073,043
Net loss	(1,772)					(1,714)	(58)
Other comprehensive income (loss):
Foreign currency translation	209			139			70
Adjustment on marketable securities
Comprehensive loss	(1,563)
Dividend distributed	(2,500)					(2,500)
Purchase of treasury shares	(70)				(70)
Share based compensation expenses	8		8
Balance at Dec. 31, 2012	$ 85,036	$ 2,790	$ 64,410	$ (897)	$ (2,088)	$ 18,018	$ 2,803
Balance, shares at Dec. 31, 2012	9,073,043	9,073,043